UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“IRF-NQ inserts”

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.2%
AUSTRALIA 16.4%
DIVERSIFIED 7.6%
BGP Holdings PLC (EUR)(a),(b),(c)	55,752,507	$0
Dexus Property Group(b)	14,523,456	11,447,619
FKP Property Group(b)	3,775,203	1,610,552
GPT Group(b)	10,684,802	32,137,134
Mirvac Group(b)	15,772,079	17,339,919
Stockland(b)	7,954,265	22,140,530
		84,675,754
INDUSTRIAL 0.4%
Goodman Group(b)	9,317,543	5,104,993
OFFICE 1.6%
Commonwealth Property Office Fund(b)	20,462,800	17,608,125
RETAIL 6.8%
CFS Retail Property Trust(b)	4,065,986	6,823,027
Westfield Group(b)	6,592,757	48,889,919
Westfield Retail Trust(b)	9,073,765	21,117,122
		76,830,068
TOTAL AUSTRALIA		184,218,940
BRAZIL 2.5%
HOTEL 0.3%
BHG SA - Brazil Hospitality Group(c)	352,139	3,371,095
OFFICE 0.5%
BR Properties SA	604,651	5,492,588
RETAIL 1.7%
Aliansce Shopping Centers SA	655,356	4,384,725
BR Malls Participacoes SA	1,447,133	14,784,962
		19,169,687
TOTAL BRAZIL		28,033,370

	Number of Shares	Value
CANADA 9.1%
DIVERSIFIED 1.3%
Canadian Real Estate Investment Trust	187,584	$6,385,267
Dundee Real Estate Investment Trust	251,246	7,617,221
		14,002,488
OFFICE 0.9%
Brookfield Office Properties (USD)	771,437	10,622,688
RESIDENTIAL 2.1%
Boardwalk REIT	341,862	15,718,018
Canadian Apartment Properties REIT	290,288	5,845,097
Melcor Developments Ltd.	147,639	1,585,016
		23,148,131
RETAIL 4.8%
First Capital Realty	363,776	5,901,510
Primaris Retail REIT	538,057	10,525,974
RioCan REIT	1,513,144	37,543,414
		53,970,898
TOTAL CANADA		101,744,205
FRANCE 6.7%
DIVERSIFIED
Mercialys(b)	163,040	5,809,841
Unibail-Rodamco(b)	391,044	69,776,613
		75,586,454
GERMANY 3.9%
OFFICE 0.8%
Alstria Office REIT AG(b)	733,931	8,611,591
RESIDENTIAL 2.1%
Deutsche Wohnen AG(b)	1,787,863	23,754,897
RETAIL 1.0%
Deutsche Euroshop AG(b)	332,989	11,159,676
TOTAL GERMANY		43,526,164

	Number of Shares	Value
HONG KONG 22.1%
DIVERSIFIED 13.9%
Hang Lung Properties Ltd.(b)	5,475,000	$16,463,943
Henderson Land Development Co., Ltd.(b)	1,335,000	6,002,058
Hysan Development Co., Ltd.(b)	1,032,000	3,087,232
Kerry Properties Ltd.(b)	753,400	2,404,737
Sino Land Co., Ltd.(b)	13,892,000	18,451,505
Soho China Ltd.(b)	11,121,500	7,021,601
Sun Hung Kai Properties Ltd.(b)	7,035,080	80,706,483
Wharf Holdings Ltd.(b)	4,451,800	22,020,184
		156,157,743
OFFICE 2.4%
Hongkong Land Holdings Ltd. (USD)(b)	6,133,771	27,176,169
RESIDENTIAL 3.4%
China Overseas Land & Investment Ltd.(b)	22,339,340	31,850,401
Country Garden Holdings Co.(b)	22,105,002	6,166,272
		38,016,673
RETAIL 2.4%
Link REIT(b)	8,333,500	26,275,574
TOTAL HONG KONG		247,626,159
INDIA 0.0%
RETAIL
Phoenix Mills Ltd.(b)	5,986	26,202
INDONESIA 0.4%
RESIDENTIAL
Summarecon Agung Tbk PT(b)	37,026,000	4,174,292

	Number of Shares	Value
JAPAN 15.9%
DIVERSIFIED 10.1%
Mitsubishi Estate Co., Ltd.(b)	2,590,600	$42,021,091
Mitsui Fudosan Co., Ltd.(b)	2,606,049	41,168,245
Nomura Real Estate Holdings(b)	407,600	6,166,644
Sumitomo Realty & Development Co., Ltd.(b)	793,000	15,243,865
United Urban Investment Corp.(b)	8,159	8,543,368
		113,143,213
OFFICE 4.0%
Japan Real Estate Investment Corp.(b)	1,827	17,861,835
Nippon Building Fund(b)	2,563	26,532,937
		44,394,772
RESIDENTIAL 1.3%
Advance Residence Investment(b)	8,018	14,523,863
RETAIL 0.5%
AEON Mall Co., Ltd.(b)	246,000	5,619,137
TOTAL JAPAN		177,680,985
NETHERLANDS 0.7%
RETAIL
Eurocommercial Properties NV	212,743	8,188,694
NORWAY 0.4%
OFFICE
Norwegian Property ASA(b)	3,789,455	5,047,485
PHILIPPINES 1.7%
DIVERSIFIED 0.5%
Ayala Land(b)	18,520,182	6,117,338
RETAIL 1.2%
SM Prime Holdings(b)	47,027,086	13,065,020
TOTAL PHILIPPINES		19,182,358

	Number of Shares	Value
RUSSIA 0.1%
DIVERSIFIED
AFI Development PLC GDR(b),(c)	1,760,785	$735,383
SINGAPORE 6.8%
DIVERSIFIED 0.5%
CapitaLand Ltd.(b)	2,851,000	5,319,414
HOTEL 1.2%
CDL Hospitality Trusts(b)	2,154,000	2,474,205
City Developments Ltd.(b)	1,568,000	11,368,586
		13,842,791
INDUSTRIAL 1.7%
Ascendas REIT(b)	3,743,000	5,771,830
Global Logistic Properties Ltd.(b),(c)	11,128,991	13,956,064
		19,727,894
OFFICE 0.8%
CapitaCommercial Trust(b)	11,307,243	8,637,414
RETAIL 2.6%
CapitaMall Trust(b)	18,806,000	26,079,705
CapitaMalls Asia Ltd.(b)	3,246,000	2,991,350
		29,071,055
TOTAL SINGAPORE		76,598,568
SWEDEN 2.1%
DIVERSIFIED
Castellum AB(b)	1,311,297	15,978,085
Fabege AB(b)	945,865	7,147,425
		23,125,510
SWITZERLAND 1.6%
OFFICE
PSP Swiss Property AG(b),(c)	194,631	17,467,190

		Number of Shares	Value
THAILAND 0.2%
RETAIL
Central Pattana PCL		2,290,800	$2,510,171
UNITED KINGDOM 7.6%
DIVERSIFIED 6.7%
British Land Co., PLC(b)		4,390,088	32,336,803
Hammerson PLC(b)		3,938,960	23,060,543
Land Securities Group PLC(b)		1,904,744	18,930,450
			74,327,796
OFFICE 0.9%
Derwent London PLC(b)		347,950	7,754,769
Great Portland Estates PLC(b)		515,606	2,716,887
			10,471,656
TOTAL UNITED KINGDOM			84,799,452
TOTAL COMMON STOCK (Identified cost—$1,125,193,112)			1,100,271,582
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		1,700,025	1,700,025
Federated Government Obligations Fund, 0.01%(d)		1,700,027	1,700,027
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,400,052)			3,400,052

TOTAL INVESTMENTS (Identified cost—$1,128,593,164)	98.5%		1,103,671,634

OTHER ASSETS IN EXCESS OF LIABILITIES	1.5		16,336,483

NET ASSETS	100.0%		$1,120,008,117

Glossary of Portfolio Abbreviations
EUR	Euro Currency
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Illiquid security. Aggregate holdings equal 0.0% of net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 85.7% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven day yield of the fund.

Sector Breakdown

Sector	Value	Percentage

Diversified	$553,191,093	49.4%
Retail	245,886,182	22.0%
Office	155,529,678	13.9%
Residential	103,617,856	9.2%
Industrial	24,832,887	2.2%
Other	19,736,535	1.8%
Hotel	17,213,886	1.5%
Total	$1,120,008,117	100.0%

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 85.7% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)*
Common Stock - Brazil	$28,033,370	$28,033,370	$—	—
Common Stock - Canada	101,744,205	101,744,205	—	—
Common Stock - Netherlands	8,188,694	8,188,694	—	—
Common Stock - Thailand	2,510,171	2,510,171	—	—
Common Stock - Other Countries	959,795,142	—	959,795,142	—
Money Market Funds	3,400,052	—	3,400,052	—
Total Investments	$1,103,671,634	$140,476,440	$963,195,194	—

* BGP Holdings PLC was acquired via a spinoff and has been fair valued at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized depreciation on securities were as follows:

Cohen & Steers International Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Cost for federal income tax purposes	$1,128,593,164
Gross unrealized appreciation	$46,596,015
Gross unrealized depreciation	(71,517,545)
Net unrealized depreciation	$(24,921,530)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011